Oct-15-03 03:58pm From- T-328 P.002/003 F-613

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

03034719

1-16443

OCT 1 5 2003

October 15, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
OCT 17 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934,*MS STRUCTURED ASSET CORP.,* SATURNS AT&T Corp. Debenture Backed Series 2003-14 Adjustable Rate Class A Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 15, 2003. Tentative listing date – October 17, 2003.

Sincerely,

Paras Madho